Equity (Schedule of Stock Option Activity) (Details) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Number of Options
Options outstanding as of January 1, 2015	1,719,241
Granted
Exercised	(91,528)	(116,609)
Forfeited	(27,496)
Options outstanding as of March 31, 2015	1,600,217
Options exercisable as of March 31, 2015	860,358
Weighted Average Exercise Price
Options outstanding as of January 1, 2015	$ 43.89
Granted
Exercised	$ 22.13
Forfeited	$ 50.46
Options outstanding as of March 31, 2015	$ 44.53
Options exercisable as of March 31, 2015	$ 23.77